16) Income tax and social contribution (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Temporary differences [Member]
Statement Line Items [Line Items]
Income tax	R$ 37,850,138
Social contribution	29,636,432
Temporary differences [Member] | 2021 [Member]
Statement Line Items [Line Items]
Income tax	9,037,091
Social contribution	7,077,160
Temporary differences [Member] | 2022 [Member]
Statement Line Items [Line Items]
Income tax	8,600,523
Social contribution	6,801,509
Temporary differences [Member] | 2023 [Member]
Statement Line Items [Line Items]
Income tax	8,412,841
Social contribution	6,568,376
Temporary differences [Member] | 2024 [Member]
Statement Line Items [Line Items]
Income tax	7,423,699
Social contribution	5,892,039
Temporary differences [Member] | 2025 [Member]
Statement Line Items [Line Items]
Income tax	3,410,326
Social contribution	2,530,929
Temporary differences [Member] | 2026 [Member]
Statement Line Items [Line Items]
Income tax	821,069
Social contribution	652,097
Temporary differences [Member] | 2027 [Member]
Statement Line Items [Line Items]
Income tax	138,800
Social contribution	109,690
Temporary differences [Member] | 2028 [Member]
Statement Line Items [Line Items]
Income tax	5,789
Social contribution	4,632
Temporary differences [Member] | 2029 [Member]
Statement Line Items [Line Items]
Income tax
Social contribution
Carry-forward tax losses [Member]
Statement Line Items [Line Items]
Income tax	9,849,536
Social contribution	8,760,332
Carry-forward tax losses [Member] | 2021 [Member]
Statement Line Items [Line Items]
Income tax	207,207
Social contribution	167,457
Carry-forward tax losses [Member] | 2022 [Member]
Statement Line Items [Line Items]
Income tax	177,515
Social contribution	144,305
Carry-forward tax losses [Member] | 2023 [Member]
Statement Line Items [Line Items]
Income tax	252,134
Social contribution	203,715
Carry-forward tax losses [Member] | 2024 [Member]
Statement Line Items [Line Items]
Income tax	207,162
Social contribution	184,877
Carry-forward tax losses [Member] | 2025 [Member]
Statement Line Items [Line Items]
Income tax	1,607,787
Social contribution	1,294,024
Carry-forward tax losses [Member] | 2026 [Member]
Statement Line Items [Line Items]
Income tax	2,060,938
Social contribution	1,716,355
Carry-forward tax losses [Member] | 2027 [Member]
Statement Line Items [Line Items]
Income tax	2,285,541
Social contribution	1,896,055
Carry-forward tax losses [Member] | 2028 [Member]
Statement Line Items [Line Items]
Income tax	2,214,619
Social contribution	1,828,733
Carry-forward tax losses [Member] | 2029 [Member]
Statement Line Items [Line Items]
Income tax	836,633
Social contribution	1,324,811
Total [Member]
Statement Line Items [Line Items]
Total	86,096,438
Total [Member] | 2021 [Member]
Statement Line Items [Line Items]
Total	16,488,915
Total [Member] | 2022 [Member]
Statement Line Items [Line Items]
Total	15,723,852
Total [Member] | 2023 [Member]
Statement Line Items [Line Items]
Total	15,437,066
Total [Member] | 2024 [Member]
Statement Line Items [Line Items]
Total	13,707,777
Total [Member] | 2025 [Member]
Statement Line Items [Line Items]
Total	8,843,066
Total [Member] | 2026 [Member]
Statement Line Items [Line Items]
Total	5,250,459
Total [Member] | 2027 [Member]
Statement Line Items [Line Items]
Total	4,430,086
Total [Member] | 2028 [Member]
Statement Line Items [Line Items]
Total	4,053,773
Total [Member] | 2029 [Member]
Statement Line Items [Line Items]
Total	R$ 2,161,444